Warrants (Details) - Summary of Warrants Issued	12 Months Ended
Dec. 31, 2020 shares
E-2 Issued [Member]
Warrants Issued [Line Items]
Total	18,054,502
E-2 Issued [Member] | Series E-2 warrants issued with Series E issuance
Warrants Issued [Line Items]
Total	11,072,394
E-2 Issued [Member] | Series E-2 warrants issued with debt conversion
Warrants Issued [Line Items]
Total	6,982,108
E-3 Issued [Member]
Warrants Issued [Line Items]
Total	17,829,543
E-3 Issued [Member] | Series E-3 warrants issued with Series E-2 conversion
Warrants Issued [Line Items]
Total	17,829,543